PERSONNEL	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
PERSONNEL
24. PERSONNEL
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year ended December 31,
	2024	2023	2022
Executive director	2	1	1
Non-executive directors	5	6	6
Sales and marketing employees	322	284	191
Technology employees	121	105	91
General and administrative employees	73	55	57
	523	451	346
As of December 31, 2024, 2023 and 2022, the Group had 555, 489 and 395 employees, respectively.